Property, Plant and Equipment - Summary of Depreciation Expense of Property Plant and Equipment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Property Plant And Equipment [Line Items]
Depreciation expense	$ 2,723,751	$ 3,961,317
Cost of Sales
Property Plant And Equipment [Line Items]
Depreciation expense	1,902,214	2,442,208
Selling, general and administrative expenses
Property Plant And Equipment [Line Items]
Depreciation expense	$ 821,537	$ 1,519,109